Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Document Type	S-4
Amendment Flag	true
Document Period End Date	Dec. 31, 2014
Entity Registrant Name	QualityTech, LP
Entity Central Index Key	0001561164
Entity Filer Category	Non-accelerated Filer
Amendment Description	QTS does not guarantee the Notes and will not be required to guarantee the Notes, except under the circumstances described below under “Description of the Notes—Covenants—Limitations on Issuances of Guarantees by Restricted Subsidiaries and the REIT.” Although QTS does not guarantee the Notes, we have included its financial statements in this prospectus and have presented the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations” on a combined basis with respect to the financial statements of QTS and the Operating Partnership. We have presented the disclosure in this manner because, in the future, we expect to file with the SEC combined periodic reports for QTS and the Operating Partnership. Management operates QTS and the Operating Partnership as one business. The management of QTS consists of the same employees as the management of the Operating Partnership. QTS is the sole general partner of the Operating Partnership, and, as of December 31, 2014, its only material asset consisted of its ownership of approximately 79.6% of the Operating Partnership. QTS does not conduct business itself, other than acting as the sole general partner of the Operating Partnership and issuing public equity from time to time. QTS has not issued or guaranteed any indebtedness. Except for net proceeds from public equity issuances by QTS, which are contributed to the Operating Partnership in exchange for units of limited partnership interest of the Operating Partnership, the Operating Partnership generates all remaining capital required by our business through its operations, the direct or indirect incurrence of indebtedness, and the issuance of partnership units. Therefore, as general partner with control of the Operating Partnership, QTS consolidates the Operating Partnership for financial reporting purposes. We believe, therefore, that a combined presentation with respect to QTS and the Operating Partnership, including providing one set of notes for the financial statements of QTS and the Operating Partnership, provides the following benefits: enhances investors’ understanding of QTS and the Operating Partnership by enabling investors to view the business as a whole in the same manner as management views and operates the business; eliminates duplicative disclosure and provides a more streamlined and readable presentation since a substantial portion of the disclosure in this report applies to both QTS and the Operating Partnership; and creates time and cost efficiencies through the preparation of presentation instead of two separate presentations. In addition, in light of these combined disclosures, we believe it is important for investors to understand the few differences between QTS and the Operating Partnership in the context of how QTS and the Operating Partnership operate as a consolidated company. The presentation of stockholders’ equity and partners’ capital are the main areas of difference between the consolidated balance sheets of QTS and those of the Operating Partnership. The Operating Partnership’s capital includes general and limited common units that are owned by QTS and the other partners. QTS' stockholders’ equity includes common stock, additional paid in capital, accumulated other comprehensive income (loss) and accumulated dividends in excess of earnings. The remaining equity is the portion of net assets that are retained by partners other than QTS, referred to as noncontrolling interests. The primary difference in QTS' Statements of Operations and Comprehensive Income (Loss) is that for net income (loss), QTS retains its proportionate portion of the net income (loss) based on its ownership of the Operating Partnership, with the remaining balance being retained by the Operating Partnership.